Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	2011	2010
	$	$

Investments in associates - unlisted	5	7
Investments in associates - listed	15	3
Investments in equity accounted joint ventures	671	601
Carrying value of equity method investments	691	611

Investment in marketable equity securities – available for sale	82	124
Investment in marketable debt securities – held to maturity	8	13
Investment in non-marketable assets – held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities – held to maturity	85	89
Restricted cash	23	33
Other non-current assets	101	192
	1,001	1,073

Investments In And Advances To Affiliates [Text Block]

	Investments in associates
			December 31,	December 31,
			2011	2010
			percentage held	percentage held
	Unlisted
	South Africa
	Oro Group (Proprietary) Limited(1)		25.00	25.00
	Margaret Water Company		33.33	33.33
	Orpheo (Proprietary) Limited(2)		-	50.00

	Listed
	Other
	Trans-Siberian Gold plc(1)(3)		30.90	30.70
	Mariana Resources Limited(1)(4)(5)		19.86	-

		2011	2010	2009
		$	$	$

(1)	Results are included for the twelve months ended September 30, 2011, adjusted for material transactions.
(2)	Investment disposed of during 2011.
(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	35	33	12
(4)	Market value of the Company's investment in Mariana Resources Limited as at December 31	7	-	-
(5)	The Company acquired its stake in Mariana Resources Limited for $8 million during December 2011 and accounts for it using the equity method as it has the right to representation on the Mariana Resources Limited board of directors and is therefore considered to have significant influence in the company.

Equity Method Investments [Text Block]

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2011	2010
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Société d'Exploitation des Mines d'Or de Sadiola S.A.	41.00	41.00
	Société des Mines de Morila S.A.	40.00	40.00
	Société d'Exploitation des Mines d'Or de Yatela S.A.	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA-Polymetal Strategic Alliance(1)	50.00	50.00
	Thani Ashanti Alliance Limited	50.00	50.00

(1)	Results are included for the twelve months ended September 30, 2011, adjusted for material transactions. The AGA-Polymetal Strategic Alliance consists of the AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited. The investment was sold subsequent to year end. See Note 29.

	Impairments of associates and equity accounted joint ventures(1)

	The Company recognized the following impairments which are included in equity income in associates:

		Year ended December 31,
		2011	2010	2009
		$	$	$

	Associates
	Mariana Resources Limited(2)	1	-	-
	Margaret Water Company(3)	1	1	-
	Orpheo (Proprietary) Limited(4)	2	-	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Yatela S.A.(4)	6	-	-
	AGA-Polymetal Strategic Alliance(5)	-	23	9
		10	24	9

(1)	The impairments recognized had no tax effects.
(2)	The carrying amount of the listed associate was written down to fair value.
(3)	Contributions to the investment during both 2011 and 2010 were impaired in full.
(4)	Investments fully impaired.
(5)	Effective December 2, 2009, AngloGold Ashanti Holdings plc, a wholly owned subsidiary, entered into a memorandum of understanding with Polyholding Limited relating to the disposal of Amikan. Completion was expected to occur on or before April 30, 2010, but agreement could not be reached and the transaction was subsequently cancelled. The Company recognized an impairment of $9 million relating to Amikan in 2009 to reduce the carrying amount of the investment to fair value. During 2010, the Company fully impaired its investment in the AGA-Polymetal Strategic Alliance.

Available For Sale Securities [Text Block]

	2011	2010
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	51	35
Gross unrealized gains	34	89
Gross unrealized losses	(3)	-
Fair value (net carrying value)	82	124

Other-than-temporary impairments and disposals of marketable equity securities – available for sale

	Year ended December 31,
	2011	2010	2009
	$	$	$

Other-than-temporary impairments

First Uranium Corporation (South Africa)	19	-	-
Village Main Reef Limited (South Africa)	2	-	-
Corvus Gold Incorporated (United States of America)	-	2	-
B2Gold Corporation (Colombia)	-	-	12
	21	2	12

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement (See Note 5).

Disposals of marketable equity securities

The Company's disposals of marketable equity securities resulted in the following reclassification of losses/(gains) of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	1	-	-
B2Gold Corporation (net of tax of $nil million)	-	(47)	-
Red5 Limited (net of tax of $2 million)	-	(4)	-
	1	(51)	-

Schedule of Unrealized Loss on Investments [Table Text Block]

In addition, the Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months	Total
	$	$	$
2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

Equity Method Investment Summarized Financial Information [Text Block]
Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2011	2010	2009
	$	$	$
Statements of income for the period
Sales and other income	966	823	880
Costs and expenses	(679)	(528)	(508)
Taxation	(120)	(126)	(120)
Net income	167	169	252

Balance sheets as at December 31,
Non-current assets	1,337	1,205
Current assets	675	550
	2,012	1,755
Long-term liabilities	(64)	(126)
Loans from shareholders	(53)	(4)
Current liabilities	(473)	(260)
Net assets	1,422	1,365